FINANCIAL RISK MANAGEMENT ACTIVITIES - Maturities of Financial Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 635	$ 601	$ 562
Borrowings	2,657	2,601	2,752
Gold and oil derivative contracts			9
USD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	2,610	2,437	2,549
AUD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings		22	63
TZS
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	47	53	37
ZAR
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings		89	103
Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	627	586	562
Borrowings	205	802	133
Gold and oil derivative contracts			9
Within one year | USD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 158	$ 790	$ 112
Effective rate %	5.00%	5.80%	5.80%
Within one year | AUD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings		$ 0	$ 7
Effective rate %		2.30%	6.80%
Within one year | TZS
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 47	$ 6	$ 5
Effective rate %	12.50%	12.50%	12.50%
Within one year | ZAR
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings		$ 6	$ 9
Effective rate %		8.10%	9.00%
Between one and two years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 8	$ 15	$ 0
Borrowings	901	185	836
Gold and oil derivative contracts			0
Between one and two years | USD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 901	$ 132	$ 790
Effective rate %	5.00%	6.00%	5.80%
Between one and two years | AUD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings		$ 0	$ 7
Effective rate %		2.30%	6.80%
Between one and two years | TZS
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 0	$ 47	$ 3
Effective rate %	0.00%	12.50%	12.50%
Between one and two years | ZAR
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings		$ 6	$ 36
Effective rate %		8.10%	9.00%
Between two and five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 0	$ 0	$ 0
Borrowings	137	1,012	1,120
Gold and oil derivative contracts			0
Between two and five years | USD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 137	$ 913	$ 1,025
Effective rate %	4.60%	6.10%	6.00%
Between two and five years | AUD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings		$ 22	$ 23
Effective rate %		2.30%	6.80%
Between two and five years | TZS
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 0	$ 0	$ 29
Effective rate %	0.00%	0.00%	12.50%
Between two and five years | ZAR
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings		$ 77	$ 43
Effective rate %		8.10%	9.70%
After five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 0	$ 0	$ 0
Borrowings	1,414	602	663
Gold and oil derivative contracts			0
After five years | USD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 1,414	$ 602	$ 622
Effective rate %	4.60%	6.50%	6.50%
After five years | AUD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings		$ 0	$ 26
Effective rate %		0.00%	6.80%
After five years | TZS
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings	$ 0	$ 0	$ 0
Effective rate %	0.00%	0.00%	0.00%
After five years | ZAR
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings		$ 0	$ 15
Effective rate %		0.00%	14.70%